Note 17: Executive and Board Compensation: 2014 Schedule of Executive Compensation (Tables)	3 Months Ended
Aug. 31, 2013
Tables/Schedules
2014 Schedule of Executive Compensation

2014 Schedule of Executive Compensation
Through to August 31, 2013
Name and Principal Position	Salary[1]	Bonus	Stock Award	Option Awards	1|Type=debit|Period=duration|Label=Total Salary|Time=2012-06-01~2013-05-31|Unit=USD|Precision=INF»Total Salary
Jerry G. Mikolajczyk, President/CEO/CFO	$30,000	$0	$0	$0	$30,000
Wayne St. Cyr, Executive Vice President	$30,000	$0	$0	$0	$30,000
Peter Matousek, VP-Investor Relations	$22,500	$0	$0	$0	$22,500
Dr. William D. Spier, Treasurer	$22,500	$0	$0	$0	$22,500

Note 1 - Does not include stock compensation as Board members